UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-23160

                           GABELLI NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   September 30

Date of reporting period:  September 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Gabelli Food of All Nations

Annual Report — September 30, 2018

Kevin Dreyer

Portfolio Manager

BSE, University of Pennsylvania

MBA, Columbia Business School

To Our Shareholders,

For the year ended September 30, 2018, the net asset value (NAV) total return of Gabelli Food of All Nations (FOANC) was 1.9% compared with a total return of 2.9% for the Standard & Poor’s (S&P) 500 Consumer Staples Index. Total return based on the Fund’s Market Price was 1.9%. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2018.

Performance Discussion (Unaudited) - Gabelli Food of All Nations

The Fund invests in companies in the food and beverage industries. These include companies that are engaged in the manufacturing, sale, or distribution of agricultural products; brewers, distillers, and vintners; food distributors and retailers; household and consumer product companies; hypermarkets and super centers; packaged foods and meats; personal products; soft drinks and tobacco. The portfolio manager’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (PMV). The portfolio manager defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics.

The first half of the fiscal year yielded mixed results. It was a strong start, as tech giant Amazon dominated the headlines with its acquisition of natural foods grocer Whole Foods, highlighting the acceleration towards e-commerce in the sector. Returns were also bolstered by the Tax Cut and Jobs Act which reduced the

1

domestic tax rate, offered a chance to repatriate overseas profits, and helped encourage an increase in mergers and acquisitions (M&A) in the latter part of the year. Volatility returned to the market, as, after rising in January, the S&P 500 fell sharply in February and ended the quarter down 0.8%, its first quarterly decline since 2015. After over two years of nearly uninterrupted growth, this pullback was not unexpected and consumer staples stocks were especially pressured by the continued perception that big brands no longer have pricing power to pass rising costs on to consumers.

Some of the top contributors to the Fund’s performance were Post Holdings, Inc. (7.0% of net assets as of September 30, 2018), a consumer packaged goods holding company which operates in the center store, foodservice, food ingredient, refrigerated, active nutrition, and private label categories. Post announced that it would recapitalize its private brands business with partner Thomas H. Lee Partners, an agreement under which Post will receive net proceeds of $875 million and retain 60.5% ownership in the company, and will be renamed 8th Avenue Food & Provisions. Lamb Weston Holdings, Inc. (4.8%), North America’s premier potato company, manufactures innovative frozen potato, appetizer, and vegetable products. Lamb Weston saw strong gains from growing demand for its products and strengthening production capacity and supply chain. Lamb continues to introduce popular and high margin food products to meet worldwide demand by restaurants and retailers. Church and Dwight (3.3%), the manufacturer of consumer staples and household products, saw its shares rise as it reported outstanding results, based around high sales growth and strong cash flow.

Detractors from the Fund’s performance included Kraft Heinz Company (6.0%), the third largest food and beverage company in North America. Kraft has a strong product portfolio and supply pipeline but has struggled due to continued concerns about pricing power and margins in the packaged food industry amid rising costs and tepid demand. Edgewell Personal Care Co. (2.5%) delivers personal care and hygiene products via a portfolio of over 25 brands including shaving products Schick, Edge, and Skintimate. Edgewell saw poor performance as a result of an ongoing price war initiated by its primary men’s wet shaving competitor, Gillette. Another detractor from the portfolio was General Mills Inc. (2.4%), which manufactures and markets branded consumer foods worldwide. It offers ready-to-eat food and meals, dessert and baking mixes, frozen pizza and pizza snacks, grain, and fruit, as well as an organic products line. In addition to lower demand for packed foods, General Mills is battling rising input expenditures and freight costs as railroads and truck fleets increase rates.

We appreciate your confidence and trust.

2

 Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)

	1 Year	Since Inception (2/14/17)
Gabelli Food of All Nations
Fund at NAV	1.85%	3.78%
Fund at Market Price(b)	1.85	3.80
S&P 500 Consumer Staples Index	2.93	3.49

In the current prospectus dated January 26, 2018, the gross expense ratio for the Fund is 8.52%. The net expense ratio after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.The S&P 500 Consumer Staples Index is an unmanaged indicator of the food and staples retailing, food product, beverage, tobacco, and household and personal products stock performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli Food of All Nations may trade at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

3

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN GABELLI FOOD OF ALL NATIONS

AND S&P 500 CONSUMER STAPLES INDEX (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

4

Gabelli Food of All Nations

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2018 through September 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Ending
	Beginning	Account Value	Annualized	Expenses
	Account Value	September 30,	Expense	Paid During
	April 1, 2018	2018	Ratio	Period(1)
Gabelli Food of All Nations
Actual Fund Return	$1,000.00	$1,022.60	0.90%	$4.56
Hypothetical 5% Return	$1,000.00	$1,020.56	0.90%	$4.56

(1)

Expenses are equal to the Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

5

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2018:

GABELLI FOOD OF ALL NATIONS

Food and Beverage	79.0%
Household and Personal Products	13.5%
Food Ingredients	4.3%
Money Market Fund	4.2%
Other Assets and Liabilities (Net)	(1.0)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting records for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

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Gabelli Food of All Nations

Schedule of Investments — September 30, 2018

Shares		Cost	Market Value
	COMMON STOCKS – 96.8%
	Food and Beverage – 79.0%
1,000	Brown-Forman Corp., Cl. B	$37,486	$50,550
3,500	Conagra Brands, Inc	135,605	118,895
1,000	Danone SA	68,318	77,442
6,000	Davide Campari-Milano SpA	32,056	51,098
600	Diageo plc ADR	68,149	85,002
1,800	Flowers Foods, Inc.	34,827	33,588
1,000	General Mills, Inc.	57,857	42,920
600	Heineken Holding NV	46,023	54,337
600	Kellogg Co.	43,690	42,012
400	Kerry Group plc, Cl. A	33,010	44,236
1,300	Lamb Weston Holdings, Inc.	53,063	86,580
1,000	Molson Coors Brewing Co., Cl. B	62,704	61,500
2,700	Mondelez International, Inc., Cl. A	119,954	115,992
1,000	Nestlé SA	75,005	83,370
400	PepsiCo, Inc.	44,042	44,720
1,600	Pinnacle Foods, Inc.	92,296	103,696
1,300	Post Holdings, Inc.†	105,220	127,452
200	Remy Cointreau SA	19,121	26,054
700	The Hain Celestial Group, Inc.†	21,066	18,984
600	The JM Smucker Co.	62,979	61,566
2,000	The Kraft Heinz Co.	166,828	110,220

		1,379,299	1,440,214

	Food Ingredients – 4.3%
550	International Flavors & Fragrances, Inc.	69,568	76,516
300	Treatt plc	1,494	1,889

		71,062	78,405

	Household and Personal Products – 13.5%
1,000	Church & Dwight Co., Inc.	48,887	59,370
1,000	Edgewell Personal Care Co.†	73,002	46,230
600	Energizer Holdings, Inc.	31,741	35,190
600	Reckitt Benckiser Group plc	53,554	54,868
900	Unilever plc ADR	42,604	49,473

		249,788	245,131

	TOTAL COMMON STOCKS	1,700,149	1,763,750

Shares		Cost	Market Value
	MONEY MARKET FUND – 4.2%
76,940	BlackRock Treasury Trust, 1.93%(a)	$76,940	$76,940

	TOTAL INVESTMENTS — 101.0%	$1,777,089	1,840,690

	Other Assets and Liabilities (Net) — (1.0)%		(18,238)

	NET ASSETS — 100.0%		$1,822,452

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of September 30, 2018.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

7

Gabelli Food of All Nations

Statement of Assets and Liabilities

September 30, 2018

Assets:
Investments at value (cost $1,777,089)	$1,840,690
Foreign currency at value (cost $553)	556
Receivable from Adviser	26,470
Dividends receivable	3,155
Foreign tax reclaims	997

Total Assets	1,871,868

Liabilities:
Payable for investment advisory fees	4,691
Payable for custodian fees	2,424
Payable for legal and audit fees	27,295
Payable for transfer agency fees	7,862
Payable for IOPV pricing fees	2,895
Payable for registration fees	1,713
Payable for shareholder communication fees	2,131
Payable for Trustees’ fees	158
Other accrued expenses	247

Total Liabilities	49,416

Net Assets	$1,822,452

Net Assets Consist of:
Paid-in capital	$1,772,573
Total distributable earnings(a)	49,879

Net Assets	$1,822,452

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	175,000

Net Asset Value per share:	$10.41

(a)

Effective September 30, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X and discloses total distributable earnings/(accumulated loss). See Note 2 for further details.

See accompanying notes to financial statements.

8

Gabelli Food of All Nations

Statement of Operations

For the Year Ended September 30, 2018

Investment Income:
Dividends (net of withholding foreign taxes of $1,100)	$51,518

Total Investment Income	51,518

Expenses:
Investment advisory fees	18,348
Custodian fees	2,171
Legal and audit fees	26,529
Listing fees	7,301
Transfer agency fees	16,773
IOPV pricing fees	6,981
Registration expenses	775
Shareholder communications expenses	6,002
Trustees’ fees	9,284
Miscellaneous expenses	3,398

Total Expenses	97,562

Fees waived or expenses reimbursed by Adviser (See Note 3)	(81,049)

Net Expenses	16,513

Net Investment Income	35,005

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(45,904)
Net realized loss on foreign currency transactions	(162)

Net realized loss on investments and foreign currency transactions	(46,066)

Net change in unrealized appreciation/(depreciation):
on investments	45,846
on foreign currency translations	(11)

Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	45,835

Net Realized and Unrealized Loss on Investments and Foreign Currency	(231)

Net Increase in Net Assets Resulting from Operations	$34,774

See accompanying notes to financial statements.

9

Gabelli Food of All Nations

Statement of Changes in Net Assets

	Year Ended September 30, 2018	For the Period Ended September 30, 2017(a)
Operations:
Net investment income	$35,005	$12,580
Net realized gain/(loss) on investments and foreign currency transactions	(46,066)	22,778
Net change in unrealized appreciation on investments and foreign currency translations	45,835	17,775

Net Increase in Net Assets Resulting from Operations	34,774	53,133

Distributions to Shareholders(b)	(38,028)	—

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	—	1,772,573

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	—	1,772,573

Total Increase/(Decrease) in Net Assets	(3,254)	1,825,706

Net Assets:
Beginning of period	1,825,706	0

End of period	$1,822,452	$1,825,706

Changes in Shares Outstanding:
Shares outstanding, beginning of period	175,000	0
Shares sold	—	175,000

Shares outstanding, end of period(c)	175,000	175,000

(a)	The Fund commenced investment operations on February 14, 2017.
(b)	Effective September 30, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X. See Note 2 for further details.
(c)	During the period ended September 30, 2018 and September 30, 2017, there were no shares redeemed.

See accompanying notes to financial statements.

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Gabelli Food of All Nations

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Year ended September 30, 2018	For the Period Ended September 30, 2017(a)
Operating Performance:
Net asset value, beginning of period	$10.43	$10.00
Net investment income(b)	0.20	0.08
Net realized and unrealized gain	0.00	0.35
Total from investment operations	0.20	0.43
Distributions from:
Net investment income	(0.09)	—
Net realized gains	(0.13)	—
Total distributions	(0.22)	—
Net asset value, end of period	$10.41	$10.43
Total NAV Return†	1.85%	4.30%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,822	$1,826
Ratio of net investment income to average net assets	1.91%	1.26	%(c)
Ratio of operating expenses before waivers/reimbursements	5.32%	8.52	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90%	0.90	%(c)
Portfolio turnover rate	16%	12%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period, including reinvestment of distributions. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 14, 2017.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

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Gabelli Food of All Nations

Notes to Financial Statements

1.  Organization. The Gabelli NextShares Trust (the Trust) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Food of All Nations (the Fund) commenced investment operations on February 14, 2017. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary investment objective is to provide capital appreciation.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the year ended September 30, 2018.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business

12

Gabelli Food of All Nations

Notes to Financial Statements (Continued)

on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 09/30/18
ASSETS (Market Value):

Common Stocks(a)	$1,763,750	$1,763,750

Money Market Fund	76,940	76,940
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,840,690	$1,840,690

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at September 30, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

13

Gabelli Food of All Nations

Notes to Financial Statements (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

14

Gabelli Food of All Nations

Notes to Financial Statements (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

For the year ended September 30, 2018, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital.

	Accumulated Net Investment (Loss)	Accumulated Net Realized Gain on Investments	Paid-in Capital
Gabelli Food of All Nations	$(352)	$352	$0

15

Gabelli Food of All Nations

Notes to Financial Statements (Continued)

The tax character of distributions paid during the year ended September 30, 2018 was as follows:

Year Ended September 30, 2018
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$38,028

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2018 the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$31,979
Accumulated capital loss carryforwards	(45,710)
Unrealized appreciation on investments	63,610

Total accumulated earnings	$49,879

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost on investments and the net unrealized appreciation at September 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,777,089	$191,127	$(127,526)	$63,601

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2018, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

16

Gabelli Food of All Nations

Notes to Financial Statements (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the Expense Cap). This arrangement is in effect until January 31, 2019 and may be terminated only by the Board before such time. For the year ended September 30, 2018, the Adviser waived fees or reimbursed expenses in the amount of $81,049 for the Fund. For a period not to exceed three years from the date that an amount is waived, the Fund will carry forward any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. At September 30, 2018, the cumulative amount which the Fund may repay the Adviser, subject to the terms above is $158,892.

For the period ended September 30, 2017, expiring September 30, 2020	$77,843
For the year ended September 30, 2018, expiring September 30, 2021	81,049

$158,892

During the year ended September 30, 2018, the Fund paid $177 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of the funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Portfolio Securities. Purchases and sales of securities during the year ended September 30, 2018, other than short term securities, U.S. Government obligations, and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli Food of All Nations	$294,907	$335,886

17

Gabelli Food of All Nations

Notes to Financial Statements (Continued)

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Funds of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Trust’s Funds depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through DTC than through NSCC.

6. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

Gabelli Food of All Nations

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli NextShares Trust and Shareholders of

Gabelli Food of All Nations NextShares:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Food of All Nations NextShares (one of the funds constituting Gabelli NextShares Trust, referred to hereafter as the “Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018, and the statement of changes in net assets and the financial highlights for the year ended September 30, 2018, and for the period February 14, 2017 (commencement of operations) through September 30, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year ended September 30, 2018, and the changes in its net assets and the financial highlights for the year ended September 30, 2018, and for the period February 14, 2017 (commencement of operations) through September 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 27, 2018

We have served as the auditor of one or more investment companies in Gabelli/GAMCO Fund Complex since 1986.

19

Gabelli Food of All Nations

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli NextShares Trust at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age INTERESTED TRUSTEES[4]:	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During the Past Five Years[3]

Mario J. Gabelli, CFA Chief Investment Officer Age: 76	Since 2016	33	Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp.(multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications)

INDEPENDENT TRUSTEES[5]:
Anthony S. Colavita Trustee Age: 57	Since 2016	22	Attorney, Anthony S. Colavita, P.C.	—
Frank J. Fahrenkopf, Jr.[6] Trustee Age: 79	Since 2016	14	Co-Chairman of the Commission on Presidential Debates; Former President and Chief Executive Officer of the American Gaming Association (1995-2013); Former Chairman of the Republican National Committee (1983-1989)	Director of First Republic Bank (banking); Director of Eldorado Resorts, Inc. (casino entertainment company)
Michael J. Melarkey Trustee Age: 68	Since 2016	25	Of Counsel McDonald Carano Wilson LLP; Former Partner in the law firm of Aviansino, Melarky, Knobel, Mulligan & McKenzie (1980-2015)	Director of Southwest Gas Corporation (natural gas utility)
Kuni Nakamura[6] Trustee Age: 50	Since 2016	36	President of Advanced Polymer, Inc. (chemical manufacturing company); President of Ken Enterprises, Inc. (real estate)	—
Salvatore M. Salibello Trustee Age: 73	Since 2016	8	Senior Partner of Bright Side Consulting (consulting); Certified Public Accountant and Managing Partner of the certified public accounting firm of Salibello & Broder LLP (1978-2012); Partner of BDO Seidman, LLP (2012-2013)	Director of Nine West Inc. (consumer products)(2002-2014)

20

Gabelli Food of All Nations

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
Agnes Mullady President Age: 60	Since 2016	President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2010; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since November 2016; Officer of the registered investment companies in the Gabelli/GAMCO Fund Complex
John C. Ball Treasurer and Principal Financial and Accounting Officer Age: 42	Since 2017	Treasurer of funds within the Gabelli/GAMCO Fund Complex since 2017; Vice President of GAMCO Investors, Inc. since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014
Andrea R. Mango Secretary Age: 46	Since 2016	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013

Richard J. Walz Chief Compliance Officer Age: 59	Since 2016	Chief Compliance Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013

Bethany A. Uhlein Vice President Age: 28	Since 2017	Assistant Vice President and/or Ombudsman of closed-end funds within the Gabelli/GAMCO Fund Complex since May 2017; Assistant Vice President (since 2015) and Associate (2013-2015) for GAMCO Asset Management Inc.; Operations Associate for GAMCO Investors, Inc., 2012-2013

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust. For officers, includes time served in prior officer positions with the Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]

“Interested person” of the Trust as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC, which acts as the Trust’s investment adviser.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.
[6]

Mr. Fahrenkopf’s daughter, Leslie F. Foley, serves as a director of other funds in the Fund Complex. Mr. Nakamura is a director of Gabelli Merger Plus+ Plc, which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Trust’s Adviser.

21

Gabelli Food of All Nations

Additional Disclosure

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero, and may vary significantly from anticipated levels. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. Trading in NextShares does not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of the fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

GABELLI FOOD OF ALL NATIONS

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Kevin Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/ GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

2018 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended September 30, 2018, the Fund paid to shareholders ordinary income distributions (including short term capital gains) totaling $0.22 per share. For the year ended September 30, 2018, 42.91% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 65.36% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

    GABELLI FOOD OF ALL NATIONS

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling

800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Food of All Nations. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5002Q318AR

Gabelli Media Mogul

Annual Report — September 30, 2018

Christopher J. Marangi

Portfolio Manager -

BA, Williams College

MBA, Columbia Business School

To Our Shareholders,

For the year ended September 30, 2018, the net asset value (NAV) total return of Gabelli Media Mogul (MOGLC) was 0.9% compared with a total return of 17.9% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 0.9%. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2018.

Performance Discussion (Unaudited) - Gabelli Media Mogul

The Fund invests in companies that are primarily engaged in the production, sale, and distribution of goods or services used in the media industry. Gabelli Media Mogul specifically focuses on companies that were spun-off from Liberty Media Corporation (Liberty Media) as constituted in 2001, as well as in companies that resulted from the subsequent mergers of any such spin-offs or stocks that track performance of such spin-offs or companies that resulted from subsequent mergers of any such spin-offs, and in public companies in which Liberty Media and its successor companies invest. The current investable universe includes U.S. and non-U.S. listed companies in the media industry.

For the first half of 2018, stronger performance partially offset a relatively slow start. Robust mergers and acquisition (M&A) activity was generally accretive to the Fund, but was overshadowed by continued fears about shifting consumption habits and audience fragmentation. Regulation or potential regulation reared its head late in the first calendar quarter, as regulatory review of the Time Warner/AT&T merger, seemed to be an endless process. The technology, media, and telecommunications areas are typically rife with M&A activity, and the latter half of the Fund’s fiscal year did not disappoint. During the second calendar quarter of 2018, markets recouped first quarter losses as economic indicators, including the lowest unemployment rate since 2000, remained favorable. Also during the quarter, U.S. District Court Judge Richard Leon rejected the Department of Justice’s challenge to the Time Warner/AT&T merger, allowing that deal to close.

Some of the stronger performing holdings in our portfolio included Discovery Inc. (7.2% of net assets as of September 30, 2018), a global nonfiction media and entertainment company that provides programming to pay-TV distributors through network brands such as the Discovery Channel, TLC, Animal Planet, HGTV, Food Network, and ID. Discovery benefitted from an improved appreciation for the organic growth and de-leveraging opportunities from the March 2018 closing of its acquisition of Scripps Networks. In addition, Discovery saw strong gains when it announced new deals had been reached with over-the-top platforms Hulu and Sling TV. Pandora Media Inc. (3.5%) is a music streaming and automated music recommendation internet radio service powered by the Music Genome Project. In September, it was announced that Sirius XM (1.7%) agreed to buy Pandora in an all stock deal which would create a $30 billion company that rivals music-streaming market leader Spotify Technology SA. Another top contributor was Madison Square Garden Co. (3.0%), an American sports entertainment company that operates the regional sports networks MSG and MSG+. These channels deliver live broadcasts of Knicks (NBA), Rangers, Islanders, Devils, and Sabres (NHL), and Liberty (WNBA) games in addition to original content which includes: local sports news, sports talk shows, and Madison Square Garden themed documentaries. In June, it was announced that MSG’s Board of Directors approved plans to explore a potential spin-off that would separate its sports business from its entertainment business.

Holdings that detracted from performance included GCI Liberty Inc. (9.9%) which operates and owns interests in a broad range of communications businesses. GCI is the largest communications provider in Alaska (as measured by revenues), providing data, wireless, video, voice and managed services to consumer and business customers throughout Alaska and nationwide. GCI suffered from a weak Alaskan economy and cuts to a program that subsidizes services to rural healthcare providers. Liberty Broadband (4.9%) is a spin-off of Liberty Media Corporation (4.3%) and is comprised of its interest in Charter Communications, Inc. (4.5%) and its subsidiary Skyhook (formerly TruePosition). Charter is one of the largest providers of cable services in the United States, offering a variety of entertainment, information and communications solutions to residential and commercial customers. Skyhook is a worldwide leader in mobile positioning and contextual location intelligence solutions. Liberty Broadband’s stock was negatively affected by Charter’s unexpected loss of video subscribers during the year. Cable companies have recently seen increased pressure as more consumers shift away from traditional cable services to over-the-top options like Netflix and Hulu. Another detractor was Liberty Global plc (5.4%), an American multinational telecommunications provider and the largest international television and broadband company. Liberty Global also serves over 6.3 million mobile subscribers and offers Wi-Fi services through 12 million access points. The May announcement of Liberty Global’s sale of its German and Eastern European operations to Vodafone became a “sell the news” event, and followed Liberty’s December agreement to sell its Austrian systems to Deutsch Telekom.

We appreciate your confidence and trust.

  Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)

		Since Inception
	1 Year	(12/1/16)
Gabelli Media Mogul
Fund at NAV	0.88%	7.84%
Fund at Market Price(b)	0.88	7.86
S&P 500 Index	17.91	19.16

In the current prospectus dated January 26, 2018, the gross expense ratio for the Fund is 4.68%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli Media Mogul may trade at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading as of the time that Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN GABELLI MEDIA MOGUL AND S&P

500 INDEX (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

Gabelli Media Mogul

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2018 through September 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio	Expenses Paid During Period(1)
Gabelli Media Mogul
Actual Fund Return	$1,000.00	$1,095.40	0.90%	$4.73
Hypothetical 5% Return	$1,000.00	$1,020.56	0.90%	$4.56

(1)

Expenses are equal to the Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2018:

GABELLI MEDIA MOGUL

Content Creation and Aggregation	54.0%
TV and Broadband Services	17.5%
Digital Marketing and Retail	8.2%
Money Market Fund	4.5%
Telecommunication Services	4.5%
Internet Software and Services	3.5%
Wireless Telecommunication Services	3.3%
Diversified Consumer Services	2.9%
Financial Services	1.4%
Other Assets and Liabilities (Net)	0.2%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting records for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Media Mogul

Schedule of Investments — September 30, 2018

Shares		Cost	Market Value
	COMMON STOCKS – 94.6%

	Content Creation and Aggregation – 53.3%
14,000	Discovery, Inc., Cl. C†	$324,427	$414,120
10,450	GCI Liberty, Inc., Cl. A†	488,999	532,950
14,000	ITV plc	35,051	28,804
4,000	Liberty Latin America Ltd., Cl. C†	89,357	82,520
18,500	Liberty Media Corp.- Liberty Braves, Cl. C†	394,317	504,125
7,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	219,808	249,060
9,500	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	367,974	412,775
1,600	Lions Gate Entertainment Corp., Cl. A	41,903	39,024
2,200	Lions Gate Entertainment Corp., Cl. B	55,656	51,260
5,000	Live Nation Entertainment, Inc.†	137,516	272,350
1,000	MSG Networks, Inc., Cl. A†	23,970	25,800
15,000	Sirius XM Holdings, Inc.	68,555	94,800
550	The Madison Square Garden Co., Cl. A†	100,828	173,426
2,300	Twenty-First Century Fox, Inc., Cl. B	96,788	105,386
2,000	Viacom, Inc., Cl. A	77,518	73,100

		2,522,667	3,059,500

	Digital Marketing and Retail – 8.2%
9,000	FTD Cos., Inc.†	46,589	23,670
1,700	Liberty Expedia Holdings, Inc., Cl. A†	74,445	79,968
5,500	Liberty TripAdvisor Holdings, Inc., Cl. A†	71,133	81,675
7,000	Ocean Outdoor Ltd.†,(a)(b)	68,423	67,025
9,800	Qurate Retail, Inc.†	200,904	217,658

		461,494	469,996

	Diversified Consumer Services – 2.9%
4,000	Ascent Capital Group, Inc., Cl. A†	25,084	7,080
800	Dell Technologies, Inc., Cl. V†	59,158	77,696
742	Marriott Vacations Worldwide Corp	87,890	82,919

		172,132	167,695

	Financial Services – 1.4%
350	LendingTree, Inc.†	81,123	80,535

Shares		Cost	Market Value
	Internet Software and Services – 3.5%
21,000	Pandora Media, Inc.†	$136,129	$199,710

	Telecommunication Services – 4.5%
1,000	Intelsat SA†	21,080	30,000
3,900	Loral Space & Communications, Inc.†	160,337	177,060
1,400	Zayo Group Holdings, Inc.†	43,230	48,608

		224,647	255,668

	TV and Broadband Services – 17.5%
800	Charter Communications, Inc., Cl. A†	217,624	260,704
2,500	DISH Network Corp., Cl. A†	111,669	89,400
3,300	Liberty Broadband Corp., Cl. A†	238,125	278,289
11,000	Liberty Global plc, Cl. C†	325,664	309,760
1,200	Telenet Group Holding NV†	76,610	66,068

		969,692	1,004,221

	Wireless Telecommunication Services – 3.3%
1,500	Millicom International Cellular SA	81,594	85,755
1,500	T-Mobile US, Inc.†	87,275	105,270

		168,869	191,025

	TOTAL COMMON STOCKS	4,736,753	5,428,350

	PREFERRED STOCK – 0.7%

	Content Creation and Aggregation – 0.7%
1,500	GCI Liberty, Inc., Series A, 7.00%	29,665	37,605

	MONEY MARKET FUND – 4.5%
258,750	BlackRock Treasury Trust, 1.93%(c)	258,750	258,750

	TOTAL INVESTMENTS — 99.8%	$5,025,168	5,724,705

	Other Assets and Liabilities (Net) — 0.2%		13,446

	NET ASSETS — 100.0%		$5,738,151

†	Non-income producing security.
(a)	Security is fair valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

See accompanying notes to financial statements.

Gabelli Media Mogul

Schedule of Investments (Continued) — September 30, 2018

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of the Rule 144A security amounted to $67,025 or 1.2% of net assets.

(c)	Rate shown reflects the 7 day yield as of September 30, 2018.

See accompanying notes to financial statements.

Gabelli Media Mogul

Statement of Assets and Liabilities

September 30, 2018

Assets:
Investments at value (cost $5,025,168)	$5,724,705
Receivable for investments sold	57,165
Receivable from Adviser	31,556
Dividends receivable	2,398

Total Assets	5,815,824

Liabilities:
Payable for investments purchased	21,687
Payable for investment advisory fees	13,780
Payable for custodian fees	2,678
Payable for legal and audit fees	25,972
Payable for transfer agency fees	8,052
Payable for IOPV pricing fees	2,743
Payable for registration fees	1,248
Payable for shareholder communication fees	1,062
Payable for Trustees’ fees	221
Other accrued expenses	230

Total Liabilities	77,673

Net Assets	$5,738,151

Net Assets Consist of:
Paid-in capital	$5,166,875
Total distributable earnings (a)	571,276

Net Assets	$5,738,151

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	500,000

Net Asset Value per share:	$11.48

(a)

Effective September 30, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X and discloses total distributable earnings/(accumulated loss). See Note 2 for further details.

See accompanying notes to financial statements.

Gabelli Media Mogul

Statement of Operations

For the Year Ended September 30, 2018

Investment Income:
Dividends (net of withholding foreign taxes of $519)	$17,879

Total Investment Income	17,879

Expenses:
Investment advisory fees	50,173
Custodian fees	3,294
Legal and audit fees	21,854
Listing fees	8,615
Transfer agency fees	19,156
IOPV pricing fees	3,123
Registration expenses	599
Shareholder communications expenses	10,289
Trustees’ fees	48,253
Miscellaneous expenses	6,660

Total Expenses	172,016

Fees waived or expenses reimbursed by Adviser (See Note 3)	(126,860)

Net Expenses	45,156

Net Investment Loss	(27,277)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(68,296)
Net realized loss on foreign currency transactions	(116)

Net realized loss on investments and foreign currency transactions	(68,412)

Net change in unrealized appreciation:
on investments	189,223

Net Realized and Unrealized Gain on Investments and Foreign Currency	120,811

Net Increase in Net Assets Resulting from Operations	$93,534

See accompanying notes to financial statements.

Gabelli Media Mogul

Statement of Changes in Net Assets

		For the Period
	Year Ended	Ended
	September 30,	September 30,
	2018	2017(a)
Operations:
Net investment loss	$(27,277)	$(16,318)
Net realized loss on investments and foreign currency transactions	(68,412)	(34,000)
Net change in unrealized appreciation on investments and foreign currency translations	189,223	510,314

Net Increase in Net Assets Resulting from Operations	93,534	459,996

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	1,090,692	4,478,747
Cost of shares redeemed	—	(384,818)

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,090,692	4,093,929

Total Increase in Net Assets	1,184,226	4,553,925

Net Assets:
Beginning of period	4,553,925	0

End of period	$5,738,151	$4,553,925

Changes in Shares Outstanding:
Shares outstanding, beginning of period	400,000	0
Shares sold	100,000	435,000
Shares redeemed	—	(35,000)

Shares outstanding, end of period	500,000	400,000

(a)	The Fund commenced investment operations on December 1, 2016.

See accompanying notes to financial statements.

Gabelli Media Mogul

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Year ended September 30, 2018	For the Period Ended September 30, 2017(a)
Operating Performance:
Net asset value, beginning of period	$11.38	$10.00
Net investment loss(b)	(0.06)	(0.05)
Net realized and unrealized gain	0.16	1.43
Total from investment operations	0.10	1.38
Net asset value, end of period	$11.48	$11.38
Total NAV Return†	0.88%	13.80%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$5,738	$4,554
Ratio of net investment loss to average net assets	(0.54)%	(0.54	)%(c)
Ratio of operating expenses before waivers/reimbursements	3.43%	4.68	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90%	0.90	%(c)
Portfolio turnover rate	19%	8%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period.
Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on December 1, 2016.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Media Mogul

Notes to Financial Statements

1.  Organization. The Gabelli NextShares Trust (the Trust) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Media Mogul (the Fund) commenced investment operations on December 1, 2016. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary investment objective is to provide capital appreciation.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the year ended September 30, 2018.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business

Gabelli Media Mogul

Notes to Financial Statements (Continued)

on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 are as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs	Total Market Value at 09/30/18
ASSETS (Market Value):
Common Stocks(a)	$5,361,325	$67,025	$5,428,350
Preferred Stock(a)	37,605	—	37,605
Money Market Fund	258,750	—	258,750

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,657,680	$67,025	$5,724,705

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the year ended September 30, 2018, the Fund had transfers of $68,670 or 1.47% of net assets as of September 30, 2017 from Level 1 to Level 3. Transfers from Level 1 to Level 3 are due to decline in market activity, e.g., frequency of trades, which resulted in a lack of available market inputs to determine price.

Gabelli Media Mogul

Notes to Financial Statements (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Balance as of 09/30/17	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)†	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/18	Net change in unrealized appreciation/ (depreciation) during the period on Level 3 investments still held at 09/30/18†
INVESTMENTS INSECURITIES: ASSETS (Market Value):
Common Stocks(a)	—	—	—	$ (1,645)	—	—	$ 68,670	—	$ 67,025	$ (1,645)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of September 30, 2018.

Description	Balance at 09/30/18	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$ 67,025	Last Price	Discount Range	0%

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which

Gabelli Media Mogul

Notes to Financial Statements (Continued)

are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund did not hold any restricted securities.

Gabelli Media Mogul

Notes to Financial Statements (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

For the year ended September 30, 2018, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital.

	Accumulated Net Investment Income	Accumulated Net Realized (Loss) on Investments	Paid-in Capital
Gabelli Media Mogul	$ 21,825	$ (4,724)	$ (17,101)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of September 30, 2018 the components of accumulated earnings/losses on a tax basis were as follows:

Unrealized appreciation on investments	$592,092
Qualified late year loss deferral*	(20,816)

Total accumulated earnings	$571,276

*

Under current law, qualified late year losses may be elected as occurring on the first day of the following year. For the year ended September 30, 2018, the fund elected to defer $(20,816) of late year ordinary losses.

The Fund utilized $10,785 of capital losses in the year ended September 30, 2018.

Gabelli Media Mogul

Notes to Financial Statements (Continued)

At September 30, 2018, the temporary differences between book basis and tax basis unrealized appreciation/depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on an investment in a passive foreign investment company.

The following summarizes the tax cost on investments and the net unrealized appreciation at September 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$5,132,613	$864,411	$(272,319)	$592,092

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2018, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the Expense Cap). This arrangement is in effect until January 31, 2019 and may be terminated only by the Board before such time. For the year ended September 30, 2018, the Adviser waived fees or reimbursed expenses in the amount of $126,860 for the Fund. For a period not to exceed three years from the date that an amount is waived, the Fund will carry forward any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. At September 30, 2018, the cumulative amount which the Fund may repay the Adviser is $241,920.

Gabelli Media Mogul

Notes to Financial Statements (Continued)

For the period ended September 30, 2017, expiring September 30, 2020	$115,060
For the year ended September 30, 2018, expiring September 30, 2021	126,860

$241,920

During the year ended September 30, 2018, the Fund paid $679 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of the funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Portfolio Securities. Purchases and sales of securities during the year ended September 30, 2018, other than short term securities, U.S. Government obligations, and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli Media Mogul	$1,862,715	$904,415

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Trust’s Funds depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through DTC than through NSCC.

Gabelli Media Mogul

Notes to Financial Statements (Continued)

6. Subsequent Events. On November 14, 2018, the Board of Trustees for each of the Gabelli Media Mogul NextSharesTM and the Gabelli Pet Parents’TM NextSharesTM (each, a Fund and collectively, the Funds) determined that it would be in the best interest of shareholders of the Funds to approve an agreement and plan of reorganization and termination (Plan of Reorganization) for each Fund, pursuant to which substantially all of the assets and liabilities of each Fund would be transferred to a new series of a new trust to be created at a future date (a New Fund and collectively, New Funds) and shareholders of the Funds would become shareholders of the New Funds (the Reorganization).

Costs associated with the Reorganization of each Fund will be borne by Gabelli Funds, LLC, Investment Adviser to the Funds. The Reorganization of each Fund is expected to be a tax-free transaction for federal income tax purposes.

The Reorganization of each Fund is subject to several conditions and customary closing conditions, including shares of the New Funds being legally available for sale. If such conditions are satisfied, it is anticipated that the Reorganization would close in the first quarter of 2019.

Gabelli Media Mogul

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli NextShares Trust and Shareholders of

Gabelli Media Mogul NextShares:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Media Mogul NextShares (one of the funds constituting Gabelli NextShares Trust, referred to hereafter as the “Fund”) as of September 30, 2018, the related statement of operations for the year ended September 30, 2018, and the statement of changes in net assets and the financial highlights for the year ended September 30, 2018, and for the period December 1, 2016 (commencement of operations) through September 30, 2017, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, the results of its operations for the year ended September 30, 2018, and the changes in its net assets and the financial highlights for the year ended September 30, 2018, and for the period December 1, 2016 (commencement of operations) through September 30, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 27, 2018

We have served as the auditor of one or more investment companies in Gabelli/GAMCO Fund Complex since 1986.

Gabelli Media Mogul

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli NextShares Trust at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During the Past Five Years[3]
INTERESTED TRUSTEES[4]:

Mario J. Gabelli, CFA Chief Investment Officer Age: 76	Since 2016	33	Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp.(multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications)

INDEPENDENT TRUSTEES[5]:

Anthony S. Colavita Trustee Age: 57	Since 2016	22	Attorney, Anthony S. Colavita, P.C.	—
Frank J. Fahrenkopf, Jr.[6] Trustee Age: 79	Since 2016	14	Co-Chairman of the Commission on Presidential Debates; Former President and Chief Executive Officer of the American Gaming Association (1995-2013); Former Chairman of the Republican National Committee (1983-1989)	Director of First Republic Bank (banking); Director of Eldorado Resorts, Inc. (casino entertainment company)
Michael J. Melarkey Trustee Age: 68	Since 2016	25	Of Counsel McDonald Carano Wilson LLP; Former Partner in the law firm of Aviansino, Melarky, Knobel, Mulligan & McKenzie (1980-2015)	Director of Southwest Gas Corporation (natural gas utility)
Kuni Nakamura[6] Trustee Age: 50	Since 2016	36	President of Advanced Polymer, Inc. (chemical manufacturing company); President of Ken Enterprises, Inc. (real estate)	—

Salvatore M. Salibello Trustee Age: 73	Since 2016	8	Senior Partner of Bright Side Consulting (consulting); Certified Public Accountant and Managing Partner of the certified public accounting firm of Salibello & Broder LLP (1978-2012); Partner of BDO Seidman, LLP (2012-2013)	Director of Nine West Inc. (consumer products)(2002-2014)

Gabelli Media Mogul

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
Agnes Mullady President Age: 60	Since 2016	President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2010; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since November 2016; Officer of the registered investment companies in the Gabelli/GAMCO Fund Complex
John C. Ball Treasurer and Principal Financial and Accounting Officer Age: 42	Since 2017	Treasurer of funds within the Gabelli/GAMCO Fund Complex since 2017; Vice President of GAMCO Investors, Inc. since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014

Andrea R. Mango Secretary Age: 46	Since 2016	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013

Richard J. Walz Chief Compliance Officer Age: 59	Since 2016	Chief Compliance Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013
Bethany A. Uhlein Vice President Age: 28	Since 2017	Assistant Vice President and/or Ombudsman of closed-end funds within the Gabelli/GAMCO Fund Complex since May 2017; Assistant Vice President (since 2015) and Associate (2013-2015) for GAMCO Asset Management Inc.; Operations Associate for GAMCO Investors, Inc., 2012-2013

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust. For officers, includes time served in prior officer positions with the Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]

“Interested person” of the Trust as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC, which acts as the Trust’s investment adviser.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.
[6]

Mr. Fahrenkopf’s daughter, Leslie F. Foley, serves as a director of other funds in the Fund Complex. Mr. Nakamura is a director of Gabelli Merger Plus+ Plc, which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Trust’s Adviser.

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Gabelli Media Mogul

Additional Disclosure

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero, and may vary significantly from anticipated levels. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. Trading in NextShares does not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of the fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

GABELLI MEDIA MOGUL

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

      GABELLI MEDIA MOGUL

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Bethany A. Uhlein

Vice President

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Media Mogul. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5001Q318AR

Gabelli Pet Parents’™

Annual Report — September 30, 2018

Daniel M. Miller

Portfolio Manager

BS, University of Miami

To Our Shareholders,

From the inception date of June 19, 2018 through September 30, 2018, the net asset value (NAV) total return for Gabelli Pet Parents’™ (PETZC) was 3.5% compared with a total return of 6.0% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 3.5%. See page 2 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2018.

Performance Discussion (Unaudited) – Gabelli Pet Parents’™

The Fund invests in companies in the pet industry. This includes companies that offer services and products for pets and pet owners (Pet Parents), manufacturers and distributors of pet food, pet supplies, veterinary pharmaceuticals, veterinary wellness, veterinary and other pet services, pet equipment, pet toys, and products and services that support Pet Parents regarding their pet activities. The portfolio manager’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (PMV). The portfolio manager defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics.

The U.S. pet industry surpassed $70 billion in total expenditures in 2017. Globally, almost $150 billion is spent annually on companion pets. 68% of U.S. households have at least one pet, eclipsing the number of homes with children. The demand for pet products and services continues to surge.

The Fund commenced operations on June 19, 2018.

1

  Comparative Results

Cumulative Total Returns through September 30, 2018 (a) (Unaudited)

Since
Inception
(6/19/18)
Gabelli Pet Parents’™
Fund at NAV	3.50%
Fund at Market Price(b)	3.50
S&P 500 Index	6.02

In the current prospectus dated June 18, 2018, the gross expense ratio for the Fund is 4.58%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

(b)

As an exchange-traded product, Gabelli Pet Parents’™ may trade at value different from its NAV. The Market Price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which shares of the Fund are listed for trading, as of the time that Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

2

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN GABELLI PET PARENTS’TM AND

S&P 500 INDEX (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

3

Gabelli Pet Parents’TM
Disclosure of Fund Expenses
For the Six Month Period from April 1, 2018 through September 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period of inception through September 30, 2018, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor during the six months ended September 30, 2018, who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Ending
	Beginning	Account Value	Annualized	Expenses
	Account Value	September 30,	Expense	Paid During
	April 1, 2018	2018	Ratio	Period
Gabelli Pet Parents’™
Actual Fund Return	$1,000.00	$1,035.00	0.90%	$2.61	(1)
Hypothetical 5% Return	$1,000.00	$1,020.56	0.90%	$4.56	(2)

(1)

Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception June 19, 2018 through September 30, 2018 (104 days), then divided by 365.

(2)

Expenses are equal to the Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

4

Summary of Portfolio Holdings

The following table presents portfolio holdings as a percent of net assets as of September 30, 2018:

GABELLI PET PARENTS’™

Pharmaceuticals	30.8%
Money Market Fund	22.0%
Pet Products	15.9%
Diagnostics	9.3%
Pet Services	7.5%
Pet Healthcare	6.6%
Pet Food/Nutrition	5.7%
Therapeutics	3.0%
Product Distribution	2.0%
Other Assets and Liabilities (Net)	(2.8)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

5

Gabelli Pet Parents’TM

Schedule of Investments — September 30, 2018

Shares		Cost	Market Value
	COMMON STOCKS – 80.8%

	Diagnostics – 9.3%
400	Heska Corp.†	$40,902	$45,324
300	IDEXX Laboratories, Inc.†	70,728	74,898

		111,630	120,222

	Pet Food/Nutrition – 5.7%
500	Colgate-Palmolive Co.	31,782	33,475
150	Freshpet, Inc.†	3,757	5,505
200	General Mills, Inc.	9,014	8,584
200	Nestlé SA	15,282	16,674
100	The JM Smucker Co.	10,501	10,261

		70,336	74,499

	Pet Healthcare – 6.6%
20,000	Greencross Ltd.	60,173	61,298
1,000	Patterson Cos., Inc.	20,998	24,450

		81,171	85,748

	Pet Products – 15.9%
2,750	Central Garden & Pet Co.†	110,824	99,110
250	Church & Dwight Co., Inc.	13,215	14,842
100	Spectrum Brands Holdings, Inc.	8,013	7,472
100	The Clorox Co.	13,368	15,041
400	zooplus AG†	69,695	69,524

		215,115	205,989

	Pet Services – 7.5%
1,250	PetIQ, Inc.†	29,824	49,137
22,500	Pets at Home Group plc	36,233	35,016
150	Tractor Supply Co.	11,272	13,632

		77,329	97,785

	Pharmaceuticals – 30.8%
15,000	Animalcare Group plc	34,831	36,561
8,800	Aratana Therapeutics, Inc.†	40,610	51,392
2,000	Dechra Pharmaceuticals plc	63,639	56,776
7,500	Eco Animal Health Group plc	51,044	47,900
750	Elanco Animal Health, Inc.†	25,892	26,168
100	Eli Lilly & Co.	8,607	10,731
3,000	Kindred Biosciences, Inc.†	37,853	41,850
1,250	Phibro Animal Health Corp., Cl. A	56,845	53,625
800	Zoetis, Inc.	68,774	73,248

		388,095	398,251

	Product Distribution – 2.0%
300	Henry Schein, Inc.†	21,666	25,509

Shares		Cost	Market Value
	Therapeutics – 3.0%
1,000	Oil-Dri Corp. of America	$39,901	$38,560

	TOTAL COMMON STOCKS	1,005,243	1,046,563

	MONEY MARKET FUND – 22.0%
284,225	BlackRock Treasury Trust, 1.93%(a)	284,225	284,225

	TOTAL INVESTMENTS — 102.8%	$1,289,468	1,330,788

	Other Assets and Liabilities (Net) — (2.8)%		(36,680)

	NET ASSETS — 100.0%		$1,294,108

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of September 30, 2018.

See accompanying notes to financial statements.

6

Gabelli Pet Parents’TM

Statement of Assets and Liabilities

September 30, 2018

Assets:
Investments at value (cost $1,289,468)	$1,330,788
Receivable from Adviser	43,984
Dividends receivable	1,738

Total Assets	1,376,510

Liabilities:
Payable for investments purchased	33,408
Payable for investment advisory fees	3,113
Payable for custodian fees	2,051
Payable for legal and audit fees	26,555
Payable for listing fees	6,500
Payable for transfer agency fees	626
Payable for IOPV pricing fees	5,000
Payable for registration fees	125
Payable for shareholder communication fees	4,020
Payable for Trustees’ fees	111
Other accrued expenses	893

Total Liabilities	82,402

Net Assets	$1,294,108

Net Assets Consist of:
Paid-in capital	$1,254,962
Total distributable earnings(a)	39,146

Net Assets	$1,294,108

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	125,000

Net Asset Value per share:	$10.35

(a)

Effective September 30, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X and discloses total distributable earnings/(accumulated loss). See Note 2 for further details.

See accompanying notes to financial statements.

7

Gabelli Pet Parents’TM

Statement of Operations

For the Period Ended September 30, 2018(a)

Investment Income:
Dividends	$4,805

Total Investment Income	4,805

Expenses:
Investment advisory fees	3,401
Custodian fees	2,051
Legal and audit fees	26,555
Listing fees	6,850
Transfer agency fees	626
IOPV pricing fees	5,000
Registration expenses	125
Shareholder communications expenses	4,020
Trustees’ fees	2,425
Miscellaneous expenses	893

Total Expenses	51,946

Fees waived or expenses reimbursed by Adviser (See Note 3)	(48,885)

Net Expenses	3,061

Net Investment Income	1,744

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(4,243)
Net realized gain on foreign currency transactions	337

Net realized loss on investments and foreign currency transactions	(3,906)

Net change in unrealized appreciation/(depreciation):
on investments	41,320
on foreign currency translations	(12)

Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	41,308

Net Realized and Unrealized Gain on Investments and Foreign Currency	37,402

Net Increase in Net Assets Resulting from Operations	$39,146

(a)	The Fund commenced investment operations on June 19, 2018.

See accompanying notes to financial statements.

8

Gabelli Pet Parents’TM

Statement of Changes in Net Assets

For the Period Ended September 30, 2018(a)
Operations:
Net investment income	$1,744
Net realized loss on investments and foreign currency transactions	(3,906)
Net change in unrealized appreciation on investments and foreign currency translations	41,308

Net Increase in Net Assets Resulting from Operations	39,146

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	1,254,962

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,254,962

Total Increase in Net Assets	1,294,108

Net Assets:
Beginning of period	0

End of period	$1,294,108

Changes in Shares Outstanding:
Shares outstanding, beginning of period	0
Shares sold	125,000

Shares outstanding, end of period(b)	125,000

(a)	The Fund commenced investment operations on June 19, 2018.
(b)	During the period ended September 30, 2018, there were no shares redeemed.

See accompanying notes to financial statements.

9

Gabelli Pet Parents’TM

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	For the Period Ended September 30, 2018(a)
Operating Performance:
Net asset value, beginning of period	$10.00
Net investment income(b)	0.01
Net realized and unrealized gain	0.34
Total from investment operations	0.35
Net asset value, end of period	$10.35
Total NAV Return†	3.50%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,294
Ratio of net investment income to average net assets	0.51	%(c)
Ratio of operating expenses before waivers/reimbursements	9.57	%(c)
Ratio of net operating expenses net of waivers/reimbursements	0.90	%(c)
Portfolio turnover rate	59%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on June 19, 2018.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

10

Gabelli Pet Parents’TM

Notes to Financial Statements

1. Organization. The Gabelli NextShares Trust (the Trust) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli Pet Parents’™ (the Fund) commenced investment operations on June 19, 2018. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the year ended September 30, 2018.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business

11

Gabelli Pet Parents’TM

Notes to Financial Statements (Continued)

on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 are as follows:

	Valuation Inputs
	Level 1	Total Market Value
INVESTMENTS IN SECURITIES:	Quoted Prices	at 09/30/18
ASSETS (Market Value):
Common Stocks(a)	$1,046,563	$1,046,563
Money Market Fund	284,225	284,225

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,330,788	$1,330,788

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at September 30, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

12

Gabelli Pet Parents’TM

Notes to Financial Statements (Continued)

The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

13

Gabelli Pet Parents’TM

Notes to Financial Statements (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

For the period ended September 30, 2018, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital.

	Accumulated Net Investment Income	Accumulated Net Realized (Loss) on Investments	Paid-in Capital
Gabelli Pet Parents’™	$337	$(337)	$0

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

14

Gabelli Pet Parents’TM

Notes to Financial Statements (Continued)

As of September 30, 2018, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$2,081
Accumulated capital loss carryforwards	(4,243)
Unrealized appreciation on investments	41,308

Total accumulated earnings	$39,146

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost on investments and the net unrealized appreciation at September 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,289,468	$74,826	$(33,506)	$41,320

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended September 30, 2018, the Fund’s federal and state tax returns will remain open and subject to examination for three years.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the Expense Cap). This arrangement is in effect for one year from the commencement date of investment operations, and may be terminated only by the Board before such time. For the period ended September 30, 2018, the Adviser waived fees or reimbursed expenses in the amount of $48,885 for the Fund. For a period not to exceed three years from the date that an amount is waived, the Fund will carry forward any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit

15

Gabelli Pet Parents’TM

Notes to Financial Statements (Continued)

in effect at the time of recoupment. At September 30, 2018, the amount which the Fund may repay the Adviser, subject to the terms above is $48,885.

During the period ended September 30, 2018, the Fund paid $314 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of the funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Portfolio Securities. Purchases and sales of securities during the period ended September 30, 2018, other than short term securities, U.S. Government obligations, and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli Pet Parents’™	$1,402,888	$393,402

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Funds of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Trust’s Funds depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through DTC than through NSCC.

16

Gabelli Pet Parents’TM

Notes to Financial Statements (Continued)

6. Subsequent Events. On November 14, 2018, the Board of Trustees for each of the Gabelli Media Mogul NextSharesTM and the Gabelli Pet Parents’TM NextSharesTM (each, a Fund and collectively, the Funds) determined that it would be in the best interest of shareholders of the Funds to approve an agreement and plan of reorganization and termination (Plan of Reorganization) for each Fund, pursuant to which substantially all of the assets and liabilities of each Fund would be transferred to a new series of a new trust to be created at a future date (a New Fund and collectively, New Funds) and shareholders of the Funds would become shareholders of the New Funds (the Reorganization).

Costs associated with the Reorganization of each Fund will be borne by Gabelli Funds, LLC, Investment Adviser to the Funds. The Reorganization of each Fund is expected to be a tax-free transaction for federal income tax purposes.

The Reorganization of each Fund is subject to several conditions and customary closing conditions, including shares of the New Funds being legally available for sale. If such conditions are satisfied, it is anticipated that the Reorganization would close in the first quarter of 2019.

17

Gabelli Pet Parents’TM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli NextShares Trust and Shareholders

Gabelli Pet Parents’™ NextShares™:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Pet Parents’™ NextShares™ (one of the funds constituting Gabelli NextShares Trust, referred to hereafter as the “Fund”) as of September 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 19, 2018 (commencement of operations) through September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the period June 19, 2018 (commencement of operations) through September 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 27, 2018

We have served as the auditor of one or more investment companies in Gabelli/GAMCO Fund Complex since 1986.

18

Gabelli Pet Parents’TM

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli NextShares Trust at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During the Past Five Years[3]
INTERESTED TRUSTEES[4]:
Mario J. Gabelli, CFA Chief Investment Officer Age: 76	Since 2016	33	Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp.(multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications)

INDEPENDENT TRUSTEES[5]:
Anthony S. Colavita Trustee Age: 57	Since 2016	22	Attorney, Anthony S. Colavita, P.C.	—
Frank J. Fahrenkopf, Jr.[6] Trustee Age: 79	Since 2016	14	Co-Chairman of the Commission on Presidential Debates; Former President and Chief Executive Officer of the American Gaming Association (1995- 2013); Former Chairman of the Republican National Committee (1983-1989)	Director of First Republic Bank (banking); Director of Eldorado Resorts, Inc. (casino entertainment company)
Michael J. Melarkey Trustee Age: 68	Since 2016	25	Of Counsel McDonald Carano Wilson LLP; Former Partner in the law firm of Aviansino, Melarky, Knobel, Mulligan & McKenzie (1980-2015)	Director of Southwest Gas Corporation (natural gas utility)
Kuni Nakamura[6] Trustee Age: 50	Since 2016	36	President of Advanced Polymer, Inc. (chemical manufacturing company); President of Ken Enterprises, Inc. (real estate)	—
Salvatore M. Salibello Trustee Age: 73	Since 2016	8	Senior Partner of Bright Side Consulting (consulting); Certified Public Accountant and Managing Partner of the certified public accounting firm of Salibello & Broder LLP (1978-2012); Partner of BDO Seidman, LLP (2012-2013)	Director of Nine West Inc. (consumer products)(2002-2014)

19

Gabelli Pet Parents’TM

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
Agnes Mullady President Age: 60	Since 2016	President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2010; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since November 2016; Officer of the registered investment companies in the Gabelli/GAMCO Fund Complex
John C. Ball Treasurer and Principal Financial and Accounting Officer Age: 42	Since 2017	Treasurer of funds within the Gabelli/GAMCO Fund Complex since 2017; Vice President of GAMCO Investors, Inc. since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014
Andrea R. Mango Secretary Age: 46	Since 2016	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013

Richard J. Walz Chief Compliance Officer Age: 59	Since 2016	Chief Compliance Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013
Bethany A. Uhlein Vice President Age: 28	Since 2017	Assistant Vice President and/or Ombudsman of closed-end funds within the Gabelli/GAMCO Fund Complex since May 2017; Assistant Vice President (since 2015) and Associate (2013-2015) for GAMCO Asset Management Inc.; Operations Associate for GAMCO Investors, Inc., 2012-2013

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust. For officers, includes time served in prior officer positions with the Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]

“Interested person” of the Trust as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC, which acts as the Trust’s investment adviser.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.
[6]

Mr. Fahrenkopf’s daughter, Leslie F. Foley, serves as a director of other funds in the Fund Complex. Mr. Nakamura is a director of Gabelli Merger Plus+ Plc, which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Trust’s Adviser.

20

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Gabelli Pet Parents’TM

Additional Disclosure

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero, and may vary significantly from anticipated levels. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. Trading in NextShares does not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of the fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

GABELLI PET PARENTS’™

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager’s Biography

Daniel M. Miller joined Gabelli in 2002. Currently he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Miller is also a Managing Director of GAMCO Investors, Inc. He graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

     GABELLI PET PARENTS’™

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Pet Parents’™. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5004Q318AR

Gabelli RBI

Annual Report — September 30, 2018

(Y)our Portfolio Management Team

Brian Sponheimer	Jose Garza
Portfolio Manager	Portfolio Manager
BA, Harvard University	BA, Yale University
MBA, Columbia Business School	MBA, Columbia Business School

To Our Shareholders,

From the inception date of February 21, 2018 through September 30, 2018, the net asset value (NAV) total return of Gabelli RBI (GRBIC) was (1.2)% compared with a total return of (0.4)% for the Standard & Poor’s (S&P) Global Infrastructure Index. The total return based on the Fund’s Market Price was (1.4)%. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of September 30, 2018.

Performance Discussion (Unaudited) – Gabelli RBI

The Fund invests primarily in equity securities, such as common stock, of domestic and foreign services and equipment companies focused on physical asset development, including roads, bridges, and infrastructure (RBI). The portfolio managers select companies which they believe are currently undervalued and have the potential to benefit from domestic and global reinvestment and development of physical assets and infrastructure.

During the Fund’s first quarter in operation, the White House released details of its long awaited infrastructure plan, announcing that the Federal government would provide $200 billion of financing over the next ten years. Additionally, the plan’s goals were set to focus on rural infrastructure, reduce project bottlenecks, and change licensing requirements for individuals seeking to work on infrastructure projects.

1

During the second half of the Fund’s fiscal year, the feeling of synchronized global growth was stifled by protectionist trade rhetoric between the U.S. and China. A series of tariffs on imports ranging from steel to farm goods and machinery rattled the industry and appeared to send a ripple across domestic and foreign markets as an increase in material costs was factored into stock prices and margin estimates.

One top contributor to the Fund’s performance was Allison Transmission (2.5% of net assets as of September 30, 2018), a manufacturer of commercial duty automatic transmissions and hybrid propulsion systems. Allison reported strong sales and earnings during the year, as its off-highway transmissions saw 520% growth within North America. Gibraltar Industries, Inc. (2.2%) manufacturers and distributes building products for the industrial, infrastructure, and residential markets. Gibraltar profited from the continued strength in the construction sector and benefitted from the rise in U.S. housing starts and building permits. Macquarie Infrastructure (3.2%) owns and operates a set of four distinct service businesses that generate significant recurring revenue to support cash flow growth. The company is best known for its bulk liquid gas terminals and handling business, as well as Atlantic Aviation, which operates Fixed Base Operations (FBO) at 69 airports in the United States. These segments all performed well and contributed to positive growth for Macquarie.

Detractors from the Fund’s performance included U.S. Concrete (1.5%), a leading producer of ready mixed concrete and related products, which struggled throughout the year amid a strong construction environment, as consumers and businesses were introduced to alternative building materials, a shortage of construction workers, and the growth of modular building methods. Another detractor was Dana Inc. (2.4%), a global provider of drivetrain, sealing, and thermal management technologies. Dana was struck by higher commodity costs and launch related costs associated with a major vehicle program. Herc Holdings (2.5%) is one of the largest equipment rental companies in North America. Its customers include commercial and residential contractors, manufacturers, automotive companies, governments, and farmers. In late July, the final separation of Herc’s financial information technology systems from Hertz Global Holdings took place. Earnings reports continued to show operational improvements, with losses narrowed and revenues rising markedly over the year.

Thank you for your confidence and trust.

2

  Comparative Results

Cumulative Returns through September 30, 2018 (a) (Unaudited)
Since Inception (2/21/18)
Gabelli RBI
Fund at NAV	(1.20)%
Fund at Market Price(b)	(1.40)
S&P Global Infrastructure Index	(0.42)

In the current prospectus dated February 21, 2018, the gross expense ratio for the Fund is 2.40%. The net expense ratio for the Fund after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) is 0.90%.

(a)

Returns represent past performance and do not guarantee future results. Total returns reflect changes in share price, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diverse exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. You cannot invest directly in an index.

(b)

As an exchange traded product, Gabelli RBI may trade at a value different from its NAV. The market price used to calculate the Market Price return is the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. If you trade your shares at another time during the day, your return may differ.

3

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN GABELLI RBI AND S&P GLOBAL INFRASTRUCTURE INDEX (Unaudited)

Discount & Premium Information

Information regarding how often shares of the Fund traded on NASDAQ at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV of the Fund can be found at www.nextshares.com.

NextShares™ is a trademark of NextShares Solutions, LLC. Used with permission.

4

Gabelli RBI

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from April 1, 2018 through September 30, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value April 1, 2018	Ending Account Value September 30, 2018	Annualized Expense Ratio	Expenses Paid During Period(1)
Gabelli RBI
Actual Fund Return	$1,000.00	$1,009.20	0.90%	$ 4.53
Hypothetical 5% Return	$1,000.00	$1,020.56	0.90%	$ 4.56

(1)

Expenses are equal to the Fund’s annualized expense ratio for the last six months, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183 days), then divided by 365.

5

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of September 30, 2018:

GABELLI RBI

Machinery	22.9%
Money Market Fund	17.6%
Industrials	15.8%
Materials	9.2%
Automotive and Components	7.7%
Diversified Industrial	7.3%
Construction and Engineering	6.1%
Energy Equipment and Services	3.7%
Information Technology	3.1%
Building Products	2.8%
Real Estate	2.6%
Utilities	2.4%
Equipment and Supplies	0.4%
Trading Companies and Distributors	0.4%
Transportation	0.3%
Other Assets and Liabilities (Net)	(2.3)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

6

Gabelli RBI

Schedule of Investments — September 30, 2018

Shares		Cost	Market Value
	COMMON STOCKS – 84.7%

	Automotive and Components – 7.7%
1,600	Dana, Inc.	$38,020	$29,872
700	General Motors Co.	27,245	23,569
400	Linamar Corp.	22,502	18,429
600	Navistar International Corp.†	23,381	23,100

		111,148	94,970

	Building Products – 2.8%
125	AO Smith Corp.	7,619	6,671
600	Gibraltar Industries, Inc.†	20,997	27,360

		28,616	34,031

	Construction and Engineering – 6.1%
500	AECOM†	17,803	16,330
200	Dycom Industries, Inc.†	17,082	16,920
400	Granite Construction, Inc.	22,182	18,280
2,000	Great Lakes Dredge & Dock Corp.†	9,369	12,400
100	Jacobs Engineering Group, Inc.	6,473	7,650
500	Orion Group Holdings, Inc.†	3,656	3,775

		76,565	75,355

	Diversified Industrial – 7.3%
300	EnPro Industries, Inc.	22,557	21,879
1,600	Fortress Transportation & Infrastructure Investors LLC	24,721	29,088
850	Macquarie Infrastructure Corp.	33,313	39,211

		80,591	90,178

	Energy Equipment and Services – 3.7%
500	Baker Hughes, a GE Company	13,402	16,915
400	Halliburton Co.	18,226	16,212
50	nVent Electric plc	1,085	1,358
700	RPC, Inc.	9,528	10,836

		42,241	45,321

	Equipment and Supplies – 0.4%
50	Danaher Corp.	5,010	5,433

	Industrials – 15.8%
100	Crane Co.	8,711	9,835
400	Eaton Corp. plc	30,905	34,692
1,200	Evoqua Water Technologies Corp.†	23,162	21,336
100	Flowserve Corp.	4,144	5,469
250	Fortive Corp.	19,380	21,050
150	Honeywell International, Inc.	22,774	24,960

Shares		Cost	Market Value
1,800	Mueller Water Products, Inc., Cl. A	$19,872	$20,718
100	Pentair plc	4,430	4,335
400	Rexnord Corp.†	11,709	12,320
80	Valmont Industries, Inc.	11,389	11,080
200	Wabtec Corp.	20,030	20,976
100	Watts Water Technologies, Inc., Cl. A	7,811	8,300

		184,317	195,071

	Information Technology – 3.1%
100	Badger Meter, Inc.	4,728	5,295
400	EchoStar Corp., Cl. A†	22,622	18,548
50	Roper Technologies, Inc.	13,525	14,811

		40,875	38,654

	Machinery – 22.9%
600	Allison Transmission Holdings, Inc.	23,296	31,206
400	Astec Industries, Inc.	23,695	20,164
600	CIRCOR International, Inc.	26,891	28,500
4,000	CNH Industrial NV	48,220	48,040
100	Franklin Electric Co., Inc.	4,112	4,725
600	Gencor Industries, Inc.†	10,002	7,230
600	Herc Holdings, Inc.†	38,326	30,720
400	Oshkosh Corp.	30,684	28,496
900	Terex Corp.	36,749	35,919
700	Titan Machinery, Inc.†	10,671	10,839
180	United Rentals, Inc.†	30,976	29,448
100	Xylem, Inc.	7,073	7,987

		290,695	283,274

	Materials – 9.2%
50	Ecolab, Inc.	6,843	7,839
1,000	GCP Applied Technologies, Inc.†	30,480	26,550
100	Martin Marietta Materials, Inc.	19,708	18,195
1,000	TimkenSteel Corp.†	16,772	14,870
400	US Concrete, Inc.†	26,408	18,340
250	Vulcan Materials Co.	30,566	27,800

		130,777	113,594

	Real Estate – 2.6%
200	SBA Communications Corp. REIT†	32,506	32,126

	Trading Companies and Distributors – 0.4%
100	HD Supply Holdings, Inc.†	3,698	4,279

See accompanying notes to financial statements.

7

Gabelli RBI

Schedule of Investments (Continued) — September 30, 2018

Shares		Cost	Market Value
	COMMON STOCKS (Continued)

	Transportation – 0.3%
470	Transurban Group	$4,042	$3,812

	Utilities – 2.4%
50	American Water Works Co., Inc.	4,048	4,398
150	Aqua America, Inc.	5,034	5,535
600	AquaVenture Holdings Ltd.†	7,919	10,842
600	Suez	8,738	8,527

		25,739	29,302

	TOTAL COMMON STOCKS	1,056,820	1,045,400

	MONEY MARKET FUND – 17.6%
217,646	BlackRock Treasury Trust, 1.93%(a)	217,646	217,646

	TOTAL INVESTMENTS — 102.3%	$1,274,466	1,263,046

	Other Assets and Liabilities (Net) — (2.3)%		(28,298)

	NET ASSETS — 100.0%		$1,234,748

†	Non-income producing security.
(a)	Rate shown reflects the 7 day yield as of September 30, 2018.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

8

Gabelli RBI

Statement of Assets and Liabilities

September 30, 2018

Assets:
Investments at value (cost $1,274,466)	$1,263,046
Receivable from Adviser	29,280
Dividends receivable	588

Total Assets	1,292,914

Liabilities:
Foreign currency overdraft at value (cost $84)	83
Payable for investment advisory fees	3,111
Payable for custodian fees	1,430
Payable for legal and audit fees	32,170
Payable for listing fees	6,503
Payable for transfer agency fees	1,537
Payable for IOPV pricing fees	4,577
Payable for registration fees	125
Payable for shareholder communication fees	7,678
Payable for Trustees’ fees	210
Other accrued expenses	742

Total Liabilities	58,166

Net Assets	$1,234,748

Net Assets Consist of:
Paid-in capital	$1,250,375
Total accumulated loss(a)	(15,627)

Net Assets	$1,234,748

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	125,000

Net Asset Value per share:	$9.88

(a)

Effective September 30, 2018, the Fund has adopted disclosure requirements conforming to SEC Rule 6-04.17 of Regulation S-X and discloses total distributable earnings/(accumulated loss). See Note 2 for further details.

See accompanying notes to financial statements.

9

Gabelli RBI

Statement of Operations

For the Period Ended September 30, 2018(a)

Investment Income:
Dividends (net of withholding foreign taxes of $195)	$11,072

Total Investment Income	11,072

Expenses:
Investment advisory fees	7,495
Custodian fees	2,004
Legal and audit fees	32,353
Listing fees	7,053
Transfer agency fees	1,662
IOPV pricing fees	4,729
Registration expenses	125
Shareholder communications expenses	8,513
Trustees’ fees	5,991
Miscellaneous expenses	945

Total Expenses	70,870

Fees waived or expenses reimbursed by Adviser (See Note 3)	(64,125)

Net Expenses	6,745

Net Investment Income	4,327

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized loss on investments	(8,597)
Net realized gain on foreign currency transactions	62

Net realized loss on investments and foreign currency transactions	(8,535)

Net change in unrealized appreciation/(depreciation):
on investments	(11,420)
on foreign currency translations	1

Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	(11,419)

Net Realized and Unrealized Loss on Investments and Foreign Currency	(19,954)

Net Decrease in Net Assets Resulting from Operations	$(15,627)

(a)	The Fund commenced investment operations on February 21, 2018.

See accompanying notes to financial statements.

10

Gabelli RBI

Statement of Changes in Net Assets

For the Period Ended September 30, 2018(a)
Operations:
Net investment income	$4,327
Net realized loss on investments and foreign currency transactions	(8,535)
Net change in unrealized depreciation on investments and foreign currency translations	(11,419)

Net Decrease in Net Assets Resulting from Operations	(15,627)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	1,250,375

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,250,375

Total Increase in Net Assets	1,234,748

Net Assets:
Beginning of period	0

End of period	$1,234,748

Changes in Shares Outstanding:
Shares outstanding, beginning of period	0
Shares sold	125,000

Shares outstanding, end of period(b)	125,000

(a)	The Fund commenced investment operations on February 21, 2018.
(b)	During the period ended September 30, 2018, there were no shares redeemed.

See accompanying notes to financial statements.

11

Gabelli RBI

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	For the Period Ended September 30, 2018(a)
Operating Performance:
Net asset value, beginning of period	$10.00
Net investment income(b)	0.03
Net realized and unrealized loss	(0.15)
Total from investment operations	(0.12)
Net asset value, end of period	$9.88
Total NAV Return†	(1.20)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$1,235
Ratio of net investment income to average net assets	0.58%(	c)
Ratio of operating expenses before waivers/reimbursements	8.02%(	c)
Ratio of net operating expenses net of waivers/reimbursements	0.90%(	c)
Portfolio turnover rate	7%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 21, 2018.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

12

Gabelli RBI

Notes to Financial Statements

1. Organization. The Gabelli NextShares Trust (the Trust) was organized on March 20, 2015 as a Delaware statutory trust and Gabelli RBI (the Fund) commenced investment operations on February 21, 2018. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. The SEC recently adopted changes to Regulation S-X to simplify the reporting of information by registered investment companies in financial statements. The amendments require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and also require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These Regulation S-X amendments are reflected in the Fund’s financial statements for the year ended September 30, 2018.

To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available

13

Gabelli RBI

Notes to Financial Statements (Continued)

are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 are as follows:

	Valuation Inputs
	Level 1	Total Market Value
INVESTMENTS IN SECURITIES:	Quoted Prices	at 09/30/18
ASSETS (Market Value):
Common Stocks(a)	$1,045,400	$1,045,400
Money Market Fund	217,646	217,646

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,263,046	$1,263,046

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at September 30, 2018.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where

14

Gabelli RBI

Notes to Financial Statements (Continued)

these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

    Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual

15

Gabelli RBI

Notes to Financial Statements (Continued)

restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2018, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

For the period ended September 30, 2018, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital.

	Accumulated Net Investment Income	Accumulated Net Realized (Loss) on Investments	Paid-in Capital
Gabelli RBI	$62	$(62)	$0

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

16

Gabelli RBI

Notes to Financial Statements (Continued)

As of September 30, 2018 the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$4,389
Accumulated capital loss carryforwards	(8,597)
Unrealized depreciation on investments	(11,419)

Total accumulated earnings	$(15,627)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost on investments and the net unrealized depreciation at September 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$1,274,466	$62,755	$(74,175)	$(11,420)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended September 30, 2018, the Fund did not incur any income tax, interest, or penalties. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the Expense Cap). This arrangement is in effect until January 31, 2019 and may be terminated only by the Board before such time. For the period ended September 30, 2018, the Adviser waived fees or reimbursed expenses in the amount of $64,125 for the Fund. For a period not to exceed three years from the date that an amount is waived, the Fund will carry forward any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or

17

Gabelli RBI

Notes to Financial Statements (Continued)

reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. As of September 30, 2018, $64,125 may be recovered by the Adviser by September 30, 2021.

During the period ended September 30, 2018, the Fund paid $956 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $5,000 plus $2,500 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $2,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of the funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Portfolio Securities. Purchases and sales of securities during the period ended September 30, 2018, other than short term securities, U.S. Government obligations, and in-kind transactions, are as follows:

	Purchases	Sales
Gabelli RBI	$1,120,300	$52,766

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statement of changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Funds of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fees will be available on the Fund’s website each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among the Trust’s Funds depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. A fund that substitutes cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through DTC than through NSCC.

6. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

18

Gabelli RBI

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli NextShares Trust and Shareholders

Gabelli RBI NextShares:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli RBI NextShares (one of the funds constituting Gabelli NextShares Trust, referred to hereafter as the “Fund”) as of September 30, 2018, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period February 21, 2018 (commencement of operations) through September 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2018, and the results of its operations, changes in its net assets, and the financial highlights for the period February 21, 2018 (commencement of operations) through September 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2018 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 27, 2018

We have served as the auditor of one or more investment companies in Gabelli/GAMCO Fund Complex since 1986.

19

Gabelli RBI

Additional Fund Information (Unaudited)

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Trust’s Statement of Additional Information includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli NextShares Trust at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee During the Past Five Years[3]
INTERESTED TRUSTEES[4]:
Mario J. Gabelli, CFA Chief Investment Officer Age: 76	Since 2016	33

Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer–Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.

Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp.(multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications)

INDEPENDENT TRUSTEES[5]:
Anthony S. Colavita Trustee Age: 57	Since 2016	22	Attorney, Anthony S. Colavita, P.C.	—
Frank J. Fahrenkopf, Jr.[6] Trustee Age: 79	Since 2016	14	Co-Chairman of the Commission on Presidential Debates; Former President and Chief Executive Officer of the American Gaming Association (1995- 2013); Former Chairman of the Republican National Committee (1983-1989)	Director of First Republic Bank (banking); Director of Eldorado Resorts, Inc. (casino entertainment company)
Michael J. Melarkey Trustee Age: 68	Since 2016	25	Of Counsel McDonald Carano Wilson LLP; Former Partner in the law firm of Aviansino, Melarky, Knobel, Mulligan & McKenzie (1980-2015)	Director of Southwest Gas Corporation (natural gas utility)
Kuni Nakamura[6] Trustee Age: 50	Since 2016	36	President of Advanced Polymer, Inc. (chemical manufacturing company); President of Ken Enterprises, Inc. (real estate)	—
Salvatore M. Salibello Trustee Age: 73	Since 2016	8

Senior Partner of Bright Side Consulting (consulting); Certified Public Accountant and Managing Partner of the certified public accounting firm of Salibello & Broder LLP (1978-2012); Partner of BDO Seidman, LLP (2012-2013)

				Director of Nine West Inc. (consumer products)(2002-2014)

20

Gabelli RBI

Additional Fund Information (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
Agnes Mullady President Age: 60	Since 2016	President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2010; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since November 2016; Officer of the registered investment companies in the Gabelli/GAMCO Fund Complex
John C. Ball Treasurer and Principal Financial and Accounting Officer Age: 42	Since 2017	Treasurer of funds within the Gabelli/GAMCO Fund Complex since 2017; Vice President of GAMCO Investors, Inc. since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Vice President of State Street Corporation, 2007-2014
Andrea R. Mango Secretary Age: 46	Since 2016	Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013
Richard J. Walz Chief Compliance Officer Age: 59	Since 2016	Chief Compliance Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013
Bethany A. Uhlein Vice President Age: 28	Since 2017

Assistant Vice President and/or Ombudsman of closed-end funds within the Gabelli/GAMCO Fund Complex since May 2017; Assistant Vice President (since 2015) and Associate (2013-2015) for GAMCO Asset Management Inc.; Operations Associate for GAMCO Investors, Inc., 2012-2013

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s By-Laws and Declaration of Trust. For officers, includes time served in prior officer positions with the Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]

“Interested person” of the Trust as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC, which acts as the Trust’s investment adviser.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.
[6]

Mr. Fahrenkopf’s daughter, Leslie F. Foley, serves as a director of other funds in the Fund Complex. Mr. Nakamura is a director of Gabelli Merger Plus+ Plc, which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and, in that event, would be deemed to be under common control with the Trust’s Adviser.

21

Gabelli RBI

Additional Disclosures

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs.

Market trading prices of NextShares are linked to the fund’s next-computed net asset value (NAV) and will vary from NAV by a market-determined premium or discount, which may be zero, and may vary significantly from anticipated levels. Buyers and sellers of NextShares will not know the value of their purchases and sales until after the fund’s NAV is determined at the end of the trading day. Market trading prices may vary significantly from anticipated levels. Trading in NextShares does not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of the fund value. NextShares trade execution prices will fluctuate based on changes in NAV. Although limit orders may be used to control trading costs, they cannot be used to control or limit trade execution prices. As a new type of fund, NextShares have a limited operating history and may initially be available through a limited number of brokers. There can be no guarantee that an active trading market for NextShares will develop or be maintained, or that their listing will continue unchanged. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

GABELLI RBI

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mr. Brian Sponheimer, a Senior Vice President of Associated Capital Group, Inc. and portfolio manager of the Adviser, is responsible for the day to day management of Gabelli RBI. Most recently, Mr. Sponheimer has been responsible for oversight of the G.research, LLC’s Industrial Research platform, including automotive, trucking, machinery, utility, aerospace, energy, and chemical sectors. Mr. Sponheimer joined G.research, LLC in 2008 as a research analyst covering automotive and trucking companies. Mr. Sponheimer graduated cum laude with a BA in Government from Harvard University and holds an MBA degree from Columbia Business School.

Mr. Jose Garza, a Vice President of Associated Capital Group, Inc. and portfolio manager of the Adviser, is responsible for the day to day management of Gabelli RBI. Mr. Garza rejoined G.research, LLC in July 2013 as a research analyst covering Water and Industrial Gas companies. He began his career at G.research, LLC in 2007 and was previously a member of the Utilities research team. Mr. Garza graduated from Yale University with a dual BA in Economics and Biology, and holds an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI NEXTSHARES TRUST

     GABELLI RBI

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Anthony S. Colavita

Attorney,

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President & Chief

Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

Bethany A. Uhlein

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

The Bank of New York

Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli RBI. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB5003Q318AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Salvatore M. Salibello is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $32,000 in 2017 and $70,000 in 2018.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2017 and $0 in 2018.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $8,400 in 2017 and $17,400 in 2018. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2017 and $0 in 2018.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $8,400 in 2017 and $17,400 in 2018.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    GABELLI NEXTSHARES TRUST

By (Signature and Title)*  /s/ Agnes Mullady

                                                 Agnes Mullady, President and Principal Executive Officer

Date    11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Agnes Mullady

                                                 Agnes Mullady, President and Principal Executive Officer

Date    11/27/2018

By (Signature and Title)*  /s/ John C. Ball

                                                 John C. Ball, Principal Financial Officer and Treasurer

Date    11/27/2018

* Print the name and title of each signing officer under his or her signature.